Submission	Aug. 20, 2025
Submission [Line Items]
Central Index Key	0001956741
Registrant Name	CLEANCORE SOLUTIONS, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES